Changes in impairment of trade accounts receivables (Details 1) - Accumulated impairment [member] - Trade receivables [member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Trade receivables impairment provision at the beginning of the year	$ (4,326)	$ (3,465)
Additions	(4,101)	(1,793)
Reversals	2,023	1,005
Foreign exchange (losses) gains	(157)	(73)
Trade receivable impairment provision at the end of the year	$ (6,561)	$ (4,326)